Supplemental Condensed Consolidating Financial Statement Information - Additional Information (Detail)	Sep. 30, 2013 Pocono Downs Subsidiaries	Jul. 01, 2011 Senior Subordinated Notes 2001 8 3/8% Senior Subordinated Notes
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%
Note stated interest rate		8.375%